Offsets	Aug. 11, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Neuronetics, Inc.
Form or Filing Type	S-8
File Number	333-284691
Initial Filing Date	Feb. 04, 2025
Fee Offset Claimed	$ 2,098.40
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	4,210,766
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 13,706,043.33
Termination / Withdrawal Statement	(5) The Registrant previously paid $2,098.40 for the registration of 4,210,766 shares of common stock under the Neuronetics, Inc. 2018 Equity Incentive Plan (the "2018 Plan"), as adopted by the Company's Board of Directors as of December 9, 2024, pursuant to the Registration Statement on Form S-8 (No. No. 333-284691) filed on February 4, 2025. The Registrant has terminated any offering under the 2018 Plan. The registration fee due hereunder is offset by such previously paid amount with respect to the unsold shares of common stock under the 2018 Plan.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Neuronetics, Inc.
Form or Filing Type	S-8
File Number	333-284691
Filing Date	Feb. 04, 2025
Fee Paid with Fee Offset Source	$ 2,098.40